Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	₨ (4,329)	₨ (2,293)	₨ 0
Fair value measurements at reporting date using [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	(4,329)	(2,293)
Fair value measurements at reporting date using [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	2,242	2,998
Fair value of financial liabilities	(299)	(816)
Fair value measurements at reporting date using [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	0
Fair value measurements at reporting date using [member] | Level 1 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0
Fair value of financial liabilities	0
Fair value measurements at reporting date using [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	0
Fair value measurements at reporting date using [member] | Level 2 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	2,242	2,998
Fair value of financial liabilities	(299)	(816)
Fair value measurements at reporting date using [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	(4,329)	(2,293)
Fair value measurements at reporting date using [member] | Level 3 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0
Fair value of financial liabilities	0
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	796	1,082
Fair value of financial liabilities	(334)	(254)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0
Fair value of financial liabilities	0
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	796	1,082
Fair value of financial liabilities	(334)	(254)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0
Fair value of financial liabilities	0
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	15,550	23,502
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	15,550	23,502
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	513
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	513
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0
Fair value measurements at reporting date using [member] | Equity Instruments [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	16,939	10,572
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	41	26
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	574	319
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	16,324	10,227
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	204,839	131,382
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,251	2,217
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	203,588	₨ 129,165
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	₨ 0